Note 16 - Share Based Payments (Details Textual)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	May 29, 2026 shares	Nov. 17, 2024 shares	Nov. 17, 2022 shares	Nov. 17, 2020 shares	Sep. 30, 2020 shares	Nov. 17, 2009 shares	Nov. 17, 2008 shares	Nov. 17, 2007 shares	Nov. 17, 2005 shares	Nov. 17, 2004 shares
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)				21,750,833	450,000,000	240,000,000	200,000,000	157,500,000	60,000,000	45,000,000	30,000,000	22,000,000	12,000,000
Option life, share options granted	10
Vesting percent, share options granted	25.00%
Stock option plan [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	0	0	0